CONVERTIBLE DEBT (Details Narrative) - USD ($)													1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
	Apr. 24, 2026	Dec. 15, 2025	Dec. 02, 2025	Aug. 08, 2025	Jul. 14, 2025	May 13, 2025	May 08, 2025	Apr. 18, 2025	Jan. 15, 2025	Dec. 16, 2024	Nov. 26, 2024	Oct. 15, 2024	Nov. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	May 25, 2025
Short-Term Debt [Line Items]
Principal amount		$ 4,029,250
Cash proceeds from convertible notes payable																	$ 10,150,000	$ 1,350,000		$ 2,090,000	$ 2,000,000
Warrants issued							150,000	150,000	250,000					1,000,000		1,045,000	507,500	675,000		1,045,000	1,000,000	125,000
Warrants issued, exercise price		$ 0.50												$ 0.50		$ 0.50	$ 8.00	$ 0.50		$ 0.50	$ 0.50
Accrued payment-in-kind interest		$ 340,998
Total stated balance		4,370,248
Carrying amount		$ 3,727,678
Conversion price		$ 2.00
Number of shares issued		2,195,000											60,000	60,000	91,000	910,500			437,500
Share price		$ 1.00											$ 2.00		$ 1.00	$ 1.00			$ 1.60	$ 1.00
Shares issued per share		$ 2.00
Loss on extinguishment of debt																				$ 2,017,314
Warrants outstanding		1,775,000
April 24, 2026 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 15,615,385																$ 15,615,385
Debt instrument,original issue discount	5,465,385
Cash proceeds from convertible notes payable	$ 10,150,000
Interest rate on convertible notes	6.00%
Warrants issued	507,500
Warrants issued, exercise price	$ 8.00
Unamortized issue discount																	2,572,765
Convertible Notes Payable December 2, 2025 [Member]
Short-Term Debt [Line Items]
Principal amount			$ 40,000													$ 45,400	45,400			45,400
Debt instrument,original issue discount			5,400
Cash proceeds from convertible notes payable			$ 40,000
Interest rate on convertible notes			10.00%
Warrants issued			20,000
Warrants issued, exercise price			$ 0.50
Unamortized issue discount																7,832	5,095			7,832
Convertible Notes Payable August 8, 2025 [Member]
Short-Term Debt [Line Items]
Principal amount				$ 200,000												227,000	227,000			227,000
Debt instrument,original issue discount				27,000
Cash proceeds from convertible notes payable				$ 200,000
Interest rate on convertible notes				10.00%
Warrants issued				100,000
Warrants issued, exercise price				$ 0.50
Unamortized issue discount																47,750	26,357			47,750
Convertible Notes Payable May 8, 2025 [Member]
Short-Term Debt [Line Items]
Principal amount							$ 300,000									340,500	340,500			340,500
Debt instrument,original issue discount							40,500
Cash proceeds from convertible notes payable							$ 300,000
Interest rate on convertible notes							10.00%
Warrants issued							150,000
Warrants issued, exercise price							$ 0.50
Unamortized issue discount																$ 55,447	$ 23,281			$ 55,447
Original debt [Member]
Short-Term Debt [Line Items]
Unamortized issue discount		$ 189,021
Warrant Debt [Member]
Short-Term Debt [Line Items]
Unamortized issue discount		$ 453,549
July 14, 2025 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount					$ 500,000
Debt instrument,original issue discount					67,500
Cash proceeds from convertible notes payable					$ 500,000
Interest rate on convertible notes					10.00%
Warrants issued					250,000
Warrants issued, exercise price					$ 0.50
Warrants outstanding		250,000
May 13, 2025 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount						$ 250,000
Debt instrument,original issue discount						33,750
Cash proceeds from convertible notes payable						$ 250,000
Interest rate on convertible notes						10.00%
Warrants issued						125,000
Warrants issued, exercise price						$ 0.50
Warrants outstanding		125,000
April 18, 2025 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount								$ 300,000
Debt instrument,original issue discount								40,500
Cash proceeds from convertible notes payable								$ 300,000
Interest rate on convertible notes								10.00%
Warrants issued								150,000
Warrants issued, exercise price								$ 0.50
Warrants outstanding		150,000
January 15, 2025 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount									$ 500,000
Debt instrument,original issue discount									67,500
Cash proceeds from convertible notes payable									$ 500,000
Interest rate on convertible notes									9.00%
Warrants issued									250,000
Warrants issued, exercise price									$ 0.50
Warrants outstanding		250,000
December 16, 2024 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount										$ 200,000
Debt instrument,original issue discount										27,000
Cash proceeds from convertible notes payable										$ 200,000
Interest rate on convertible notes										10.00%
Warrants issued										100,000
Warrants issued, exercise price										$ 0.50
Warrants outstanding		100,000
November 26, 2024 Convertible Notes Member]
Short-Term Debt [Line Items]
Principal amount											$ 1,000,000
Debt instrument,original issue discount											135,000
Cash proceeds from convertible notes payable											$ 1,000,000
Interest rate on convertible notes											9.00%
Warrants issued											500,000
Warrants issued, exercise price											$ 0.50
Warrants outstanding		500,000
October 15, 2024 Convertible Notes Member]
Short-Term Debt [Line Items]
Principal amount												$ 800,000
Debt instrument,original issue discount												108,000
Cash proceeds from convertible notes payable												$ 800,000
Interest rate on convertible notes												9.00%
Warrants issued												400,000
Warrants issued, exercise price												$ 0.50
Warrants outstanding		400,000